Customer Advances In Excess Of Costs Incurred On Contracts In Progress	12 Months Ended
Dec. 31, 2013
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Customer Advances In Excess Of Costs Incurred On Contracts In Progress
CUSTOMER ADVANCES IN EXCESS OF COSTS INCURRED ON CONTRACTS IN PROGRESS

	December 31,
	2013	2012
Advances received	$678,153	$782,482
Less -
Advances presented under long-term liabilities	164,854	156,497
Advances deducted from inventories	95,131	104,297
	418,168	521,688
Less -
Costs incurred on contracts in progress (See Note 5)	68,170	68,306
	$349,998	$453,382

As for guarantees and liens, See Notes 20(E), 20(G) and 20(I).